RS - Summary of Remuneration of Key Management Personnel (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Remuneration of Key Management Personnel [Line Items]
Total Short-Term Employee Benefits	€ 7,857,680	€ 7,847,207
Total Post-Employment Benefits	416,054	405,922
Total Termination Benefits	0	320,248
Total Share-Based Payment	10,060,828	1,317,464
Total Compensation	€ 18,334,562	€ 9,890,841